SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Share-Based Compensation Expense of Pre-Initial Public Offering Option Scheme

The share-based compensation expense of pre-IPO option scheme is allocated as follows:

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Sales, marketing and other operating expenses	18	—	—
General and administrative expenses	51	—	—

Total share-based compensation expense	69	—	—

Summary of Option Activities

A summary of the Company’s option activities for the years ended December 31, 2010, 2011 and 2012 is presented below:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value (USD millions)

Outstanding as of January 1, 2010	2,731,566	USD1.64
Granted	1,000,000	USD3.73
Exercised	(1,559,872)	USD0.95
Forfeited	(681,944)	USD3.13
Cancelled	(150,000)	USD8.10

Outstanding as of December 31, 2010	1,339,750	USD2.51
Exercised	(119,644)	USD0.71
Forfeited	(610,356)	USD3.67

Outstanding as of December 31, 2011	609,750	USD1.71
Exercised	(368,160)	USD0.72
Forfeited	(241,590)	USD3.21

Outstanding as of December 31, 2012	—	—	-—	-—

Exercisable as of December 31, 2012	—	—	—	—

Summary of Status of Non-Vested Ordinary Shares Granted to Employees and Changes

A summary of the status of the Company’s non-vested ordinary shares granted to employees as of December 31, 2012, and changes during the year then ended are presented below:

	Number of shares	Weighted average grant date fair value

Outstanding as of January 1, 2011	20,000	USD3.49
Granted	—	—
Vested	(20,000)	USD3.49

Outstanding as of December 31, 2011 and 2012	—	—

2007 Share Incentive Plan
Fair Value of Share Option Granted

The fair value of the above share options granted under the 2007 Plan was estimated based on following assumptions at the date of grant:

	Share options granted on November 9, 2007	Share options granted on January 5, 2009	Share options granted on January 5, 2010

Expected dividend yield	1.67%	2.54%	6.43%
Expected volatility	40.74%	41.76%	35.67%
Risk-free interest rate	4.23%	2.54%	3.86%
Option life (in years)	10	10	10
Forfeiture rate	0	0	0
Suboptimal exercise factor	1.5	1.5	1.5